Intangible Assets, Net (Details) - USD ($)		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net [Line Items]
Amortization expense		$ 124,047	$ 101,315	$ 100,689
Proceeds from sale of buildings				738,437
Land cost	$ 865,720			865,720
Accumulated amortization	243,160
Net gain	$ 115,877	16,835
Land use rights				559,893
Amortization expense [Member]
Intangible Assets, Net [Line Items]
Amortization expense		124,047	101,315	$ 100,689
Bank of Weifang and Bank of Beijin [Member]
Intangible Assets, Net [Line Items]
Pledged as collaterals		$ 3,766,943	$ 3,918,126